SEGMENT INFORMATION - Geographic Information - Non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-current assets	$ 94,983	$ 92,805
Canada
Disclosure of geographical areas [line items]
Non-current assets	21,519	23,114
United States
Disclosure of geographical areas [line items]
Non-current assets	22,106	17,702
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	11,902	11,535
India
Disclosure of geographical areas [line items]
Non-current assets	11,816	9,669
Brazil
Disclosure of geographical areas [line items]
Non-current assets	5,216	5,237
France
Disclosure of geographical areas [line items]
Non-current assets	5,017	5,153
Australia
Disclosure of geographical areas [line items]
Non-current assets	3,258	3,826
Switzerland
Disclosure of geographical areas [line items]
Non-current assets	1,897	2,197
Singapore
Disclosure of geographical areas [line items]
Non-current assets	2,092	1,687
Colombia
Disclosure of geographical areas [line items]
Non-current assets	1,175	1,288
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 8,985	$ 11,397